Risks and Financial Instruments - Credit risk exposure (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Accounting balance	R$ 4,996,662	R$ 4,938,613
Provision for losses	559,633	579,107
Current [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	3,901,536	3,751,067
Provision for losses	23,476	44,091
Less than 30 days [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	109,284	134,836
Provision for losses	8,005	2,939
31 to 60 days [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	57,545	43,207
Provision for losses	11,746	3,563
61-90 days [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	39,177	42,589
Provision for losses	9,016	4,630
91-180 days [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	50,588	76,158
Provision for losses	24,818	28,062
More than 180 days [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	838,532	890,756
Provision for losses	R$ 482,572	R$ 495,822
Weighted average [member] | Current [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	0.60%	1.20%
Weighted average [member] | Less than 30 days [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	7.30%	2.20%
Weighted average [member] | 31 to 60 days [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	20.40%	8.20%
Weighted average [member] | 61-90 days [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	23.00%	10.90%
Weighted average [member] | 91-180 days [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	49.10%	36.80%
Weighted average [member] | More than 180 days [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	57.50%	55.70%